Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 9:      Income Taxes

The provision for income taxes includes these components:

	2011	2010
	(In thousands)

Taxes currently payable	$898	$584
Deferred income taxes	(44)	(365)

Income tax expense	$854	$219

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2011	2010
	(In thousands)

Computed at the statutory rate (34%)	$1,341	$941
(Decrease) increase resulting from
Tax exempt interest	(356)	(484)
Earnings on bank-owned life insurance - net	(187)	(144)
Other	56	(94)

Actual tax expense	$854	$219

The tax effects of temporary differences related to deferred taxes shown on the balance sheets were:

	2011	2010
	(In thousands)

Deferred tax assets
Allowance for loan losses	$497	$488
Stock based compensation	292	106
Allowance for losses on foreclosed real estate	182	148
Deferred compensation	668	563
Employee benefit expense	459	225
Intangible assets	66	51
Non-accrual loan interest	––	28
Alternative minimum taxes	186	344

Total deferred tax assets	2,350	1,953

Deferred tax liabilities
Depreciation	(280)	(143)
Deferred loan costs, net	(249)	(288)
Accretion	(20)	(22)
FHLB stock dividends	(583)	(583)
Mortgage servicing rights	(57)	(73)
Unrealized gains on securities available for sale	(252)	(43)

Total deferred tax liabilities	(1,441)	(1,152)

Net deferred tax asset	$909	$801